EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current expenses of the defined benefit pension plans
Current service cost	R$ 33,793	R$ 49,339	R$ 46,176
Interest expense	154,048	213,267	204,604
Return on plan assets	(158,392)	(205,604)	(187,247)
Past service cost	5,888	7,164
Settlement	1,122	(24,625)
Interest cost on unrecoverable surplus	18,352	14,129	13,645
Net cost pension benefit	R$ 54,811	R$ 53,670	R$ 77,178